Condensed Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Collaboration and license revenue	$ 5,709	$ 69,346	$ 72,042	$ 78,029	$ 35,268
Operating expenses:
Research and development	38,556	26,049	49,717	46,089	43,260
General and administrative	6,747	5,865	11,469	12,071	10,762
Total operating expenses	45,303	31,914	61,186	58,160	54,022
Income (loss) from operations	(39,594)	37,432	10,856	19,869	(18,754)
Interest and other income (expense), net	(147)	(796)	510	136	1,659
Interest expense				(21)	(380)
Income (loss) before income taxes			11,366	19,984	(17,475)
Provision for income taxes					2,794
Net income (loss)	(39,741)	36,636	11,366	19,984	(20,269)
Net income (loss) attributable to common stockholders:
Basic	(39,741)	1,257		79	(20,269)
Diluted	$ (39,741)	$ 1,816		$ 127	$ (20,269)
Net income (loss) per share attributable to common stockholders:
Basic	$ (4.92)	$ 0.95	$ 0.00	$ 0.06	$ (16.79)
Diluted	$ (4.92)	$ 0.92	$ 0.00	$ 0.06	$ (16.79)
Shares used to compute net income (loss) per share attributable to common stockholders:
Basic	8,078,308	1,329,133	1,350,939	1,249,778	1,207,106
Diluted	8,078,308	1,968,821	2,048,867	2,089,206	1,207,106